Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.1%)
	Carpenter Technology Corp.	44,345	8,605
	Mueller Industries Inc.	96,289	7,777
	Cabot Corp.	50,482	5,534
	Balchem Corp.	30,110	5,436
	UFP Industries Inc.	31,858	4,330
*	Uranium Energy Corp.	371,167	3,084
	Sensient Technologies Corp.	37,257	2,893
	Hawkins Inc.	17,999	2,421
	Innospec Inc.	19,800	2,349
	Materion Corp.	18,062	2,088
	Quaker Chemical Corp.	13,026	2,054
*	Ingevity Corp.	34,016	1,652
*	Constellium SE	120,637	1,479
	Kaiser Aluminum Corp.	13,965	1,135
*	Century Aluminum Co.	49,070	1,120
	Orion SA	53,792	991
*	Ivanhoe Electric Inc.	77,743	739
	Sylvamo Corp.	7,080	653
*	Encore Energy Corp.	124,384	470
*	GrafTech International Ltd.	221,510	434
*	Ur-Energy Inc.	285,628	374
*	Perpetua Resources Corp.	35,790	341
*,1	ASP Isotopes Inc.	47,341	263
*	Metals Acquisition Ltd. Class A	13,814	175
	Omega Flex Inc.	3,288	163
	Stepan Co.	2,068	159
*	LanzaTech Global Inc.	103,915	129
	Northern Technologies International Corp.	7,311	102
*	Dakota Gold Corp.	36,315	82
*	Northwest Pipe Co.	1,408	79
*	Piedmont Lithium Inc.	4,752	60
*	Contango ORE Inc.	3,858	54
*,1	Critical Metals Corp.	6,792	46
			57,271
Consumer Discretionary (10.8%)
*	Abercrombie & Fitch Co. Class A	46,867	7,016
*	Brinker International Inc.	37,037	4,899
	Kontoor Brands Inc.	51,832	4,757
*	Shake Shack Inc. Class A	35,434	4,739
*	frontdoor Inc.	73,144	4,286
*	Stride Inc.	39,671	4,240
*	Cavco Industries Inc.	7,807	4,017
*	Boot Barn Holdings Inc.	27,580	3,782
*	Sweetgreen Inc. Class A	92,057	3,772
*	Dorman Products Inc.	24,451	3,423
*	ACV Auctions Inc. Class A	137,985	3,121
	Steven Madden Ltd.	67,557	3,079
*	Peloton Interactive Inc. Class A	295,663	3,057
	Six Flags Entertainment Corp.	64,298	2,970
*	Hilton Grand Vacations Inc.	68,807	2,917
*	Hanesbrands Inc.	329,499	2,867
*	Cinemark Holdings Inc.	81,636	2,818
	LCI Industries	23,141	2,796
	American Eagle Outfitters Inc.	134,799	2,594
*	Champion Homes Inc.	23,616	2,450
*	Visteon Corp.	25,404	2,372
	Inter Parfums Inc.	16,968	2,336
	Cheesecake Factory Inc.	44,940	2,276
	Acushnet Holdings Corp.	26,998	1,974

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Laureate Education Inc.	100,796	1,915
*	Atlanta Braves Holdings Inc. Class C	46,236	1,866
*	United Parks & Resorts Inc.	30,862	1,810
	OneSpaWorld Holdings Ltd.	93,569	1,777
	Upbound Group Inc.	50,007	1,720
	Wolverine World Wide Inc.	73,958	1,715
	Buckle Inc.	28,806	1,500
*	Sonos Inc.	103,321	1,406
	PriceSmart Inc.	14,763	1,325
*	Revolve Group Inc.	35,745	1,290
	Camping World Holdings Inc. Class A	52,178	1,275
*	Gentherm Inc.	29,272	1,232
*	Dave & Buster's Entertainment Inc.	30,149	1,185
	HNI Corp.	20,872	1,182
	Papa John's International Inc.	22,436	1,118
*	QuinStreet Inc.	49,019	1,117
*	Tri Pointe Homes Inc.	25,118	1,093
	Worthington Enterprises Inc.	26,075	1,067
*	IMAX Corp.	39,979	1,052
	Red Rock Resorts Inc. Class A	20,807	1,042
*,2	XPEL Inc.	23,536	1,024
*	Coursera Inc.	128,536	1,022
*	Rush Street Interactive Inc.	70,772	1,021
	Monarch Casino & Resort Inc.	11,939	1,003
*	Arlo Technologies Inc.	88,644	995
*	Universal Technical Institute Inc.	36,816	952
*	Driven Brands Holdings Inc.	55,936	943
*	Vizio Holding Corp. Class A	82,774	943
*	Global Business Travel Group I	100,354	942
	Super Group SGHC Ltd.	139,917	930
	John Wiley & Sons Inc. Class A	17,660	921
	Jack in the Box Inc.	18,328	895
	Krispy Kreme Inc.	79,715	878
*	Dream Finders Homes Inc. Class A	26,047	867
*	Viad Corp.	19,085	853
	Academy Sports & Outdoors Inc.	17,168	846
*	Urban Outfitters Inc.	16,715	815
	Oxford Industries Inc.	9,618	800
	KB Home	8,662	717
*	Udemy Inc.	89,560	713
*	Victoria's Secret & Co.	17,066	663
*	Mister Car Wash Inc.	75,385	603
*	Adtalem Global Education Inc.	6,453	590
*,1	Kura Sushi USA Inc. Class A	5,502	588
*	Green Brick Partners Inc.	8,002	572
*	Accel Entertainment Inc.	48,290	558
	Sinclair Inc.	29,739	545
	Bloomin' Brands Inc.	38,805	541
*,1	GigaCloud Technology Inc. Class A	21,819	539
*	First Watch Restaurant Group Inc.	28,197	538
*	Everi Holdings Inc.	39,881	537
*	Daily Journal Corp.	931	526
*	Liquidity Services Inc.	19,945	510
*	Thryv Holdings Inc.	29,552	468
*	Portillo's Inc. Class A	39,880	461
	Build-A-Bear Workshop Inc.	11,955	454
*	PlayAGS Inc.	36,186	420
*	Atlanta Braves Holdings Inc. Class A	9,966	419
	Arhaus Inc.	40,729	404
	Carriage Services Inc.	9,572	388
*	RealReal Inc.	63,768	375
*	BJ's Restaurants Inc.	9,592	369
	Global Industrial Co.	12,645	357
*	Xponential Fitness Inc. Class A	22,265	339
*	Lindblad Expeditions Holdings Inc.	23,261	308
	PROG Holdings Inc.	6,304	307
*	Central Garden & Pet Co. Class A	9,034	305
	Caleres Inc.	9,620	299
	Century Communities Inc.	3,199	289
*	Sabre Corp.	73,796	289

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	International Game Technology plc	14,058	270
	Sonic Automotive Inc. Class A	3,876	268
*	Potbelly Corp.	25,506	265
*	Lovesac Co.	6,985	263
	Cracker Barrel Old Country Store Inc.	4,545	253
*	Sun Country Airlines Holdings Inc.	17,232	248
*	Leslie's Inc.	101,382	233
*	Frontier Group Holdings Inc.	39,145	228
*	Denny's Corp.	34,332	225
	RCI Hospitality Holdings Inc.	4,044	212
*	Gambling.com Group Ltd.	15,985	212
*,1	Wheels Up Experience Inc.	83,338	208
*	Savers Value Village Inc.	21,735	203
	Nathan's Famous Inc.	2,305	202
*	Inspired Entertainment Inc.	20,398	196
	Cricut Inc. Class A	35,548	184
*	European Wax Center Inc. Class A	29,136	175
	Sturm Ruger & Co. Inc.	4,267	163
*	Turtle Beach Corp.	9,409	163
*,1	Luminar Technologies Inc.	18,072	160
*	Cardlytics Inc.	37,308	152
*	LGI Homes Inc.	1,366	150
*	Despegar.com Corp.	7,951	142
	Interface Inc.	5,229	139
*	Madison Square Garden Entertainment Corp.	3,555	131
	J Jill Inc.	4,555	126
	Townsquare Media Inc. Class A	12,314	124
*	Stagwell Inc.	13,873	109
*	Nerdy Inc.	69,301	109
*,1	Livewire Group Inc.	16,914	101
*	Genesco Inc.	2,721	91
*	Integral Ad Science Holding Corp.	7,849	88
*	Webtoon Entertainment Inc.	6,255	77
*	ONE Group Hospitality Inc.	19,354	68
*	Clear Channel Outdoor Holdings Inc.	42,827	65
*	Corsair Gaming Inc.	8,805	65
	Dine Brands Global Inc.	1,779	64
*,1	Blink Charging Co.	40,041	64
*	Tile Shop Holdings Inc.	9,254	61
*	LiveOne Inc.	59,967	60
*	Hovnanian Enterprises Inc. Class A	299	59
*	National Vision Holdings Inc.	4,685	57
*	Holley Inc.	19,562	56
	Arko Corp.	7,520	54
	Rocky Brands Inc.	2,421	53
*	Torrid Holdings Inc.	11,282	48
*	1-800-Flowers.com Inc. Class A	5,843	47
	Smith & Wesson Brands Inc.	3,441	47
*	Golden Matrix Group Inc.	18,488	43
*	Central Garden & Pet Co.	1,020	41
	Marine Products Corp.	3,708	37
*	Figs Inc. Class A	6,639	34
	Superior Group of Cos. Inc.	1,846	31
*	KinderCare Learning Cos. Inc.	1,307	31
*	American Public Education Inc.	1,241	26
*	United Homes Group Inc.	3,840	24
*	Landsea Homes Corp.	1,985	23
	CompX International Inc.	810	22
	Entravision Communications Corp. Class A	8,662	21
*	Mondee Holdings Inc.	29,282	21
*	Boston Omaha Corp. Class A	1,278	20
*	ThredUP Inc. Class A	10,318	18
	Virco Mfg. Corp.	798	13
*	Reservoir Media Inc.	1,020	10
*	SES AI Corp.	11,728	4
*	Qurate Retail Inc. Class B	1,077	3
			149,046

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
Consumer Staples (3.1%)
*	Sprouts Farmers Market Inc.	93,842	14,497
	WD-40 Co.	12,700	3,519
	Lancaster Colony Corp.	18,237	3,389
*	Simply Good Foods Co.	85,100	3,386
	Energizer Holdings Inc.	67,069	2,556
	J & J Snack Foods Corp.	14,237	2,474
*	Chefs' Warehouse Inc.	32,655	1,460
*	Vita Coco Co. Inc.	36,559	1,299
	WK Kellogg Co.	61,025	1,269
	National Beverage Corp.	21,859	1,080
*	Vital Farms Inc.	30,305	1,006
	Turning Point Brands Inc.	13,764	852
	John B Sanfilippo & Son Inc.	8,345	721
	Utz Brands Inc.	41,316	719
*	SunOpta Inc.	85,611	664
	MGP Ingredients Inc.	13,165	609
	Primo Brands Corp. Class A	17,848	509
*	Herbalife Ltd.	62,057	482
*	Mama's Creations Inc.	30,595	299
*,1	Beyond Meat Inc.	55,532	277
*	Westrock Coffee Co.	32,340	260
*	Honest Co. Inc.	30,743	255
	Cal-Maine Foods Inc.	2,237	218
	Andersons Inc.	3,668	175
*	Brookfield Realty Capital Corp. Class A	43,886	138
	Natural Grocers by Vitamin Cottage Inc.	2,213	104
*	Lifeway Foods Inc.	4,185	102
*	Beauty Health Co.	69,155	102
	Calavo Growers Inc.	2,478	69
	Oil-Dri Corp. of America	1,001	69
*	Mission Produce Inc.	4,962	66
*	Veru Inc.	90,947	65
*	Forafric Global plc	5,089	52
*	Nature's Sunshine Products Inc.	2,472	40
*	GrowGeneration Corp.	4,878	10
			42,792
Energy (3.8%)
	ChampionX Corp.	177,709	5,500
	Cactus Inc. Class A	61,053	4,192
	Magnolia Oil & Gas Corp. Class A	149,092	4,136
	Archrock Inc.	155,536	3,985
*	NEXTracker Inc. Class A	100,003	3,816
*	Oceaneering International Inc.	94,084	2,821
	Noble Corp. plc	83,797	2,805
	Alpha Metallurgical Resources Inc.	10,252	2,518
*	Tidewater Inc.	45,389	2,347
*	Valaris Ltd.	37,326	1,724
*	Kosmos Energy Ltd.	435,561	1,716
	Atlas Energy Solutions Inc.	63,470	1,496
*	American Superconductor Corp.	32,552	1,109
*	Gulfport Energy Corp.	6,272	1,103
*	Sable Offshore Corp.	46,947	1,102
*	Fluence Energy Inc.	56,546	1,064
*	Array Technologies Inc.	142,406	956
	Core Laboratories Inc.	43,734	890
*	Centrus Energy Corp. Class A	9,357	851
*	Shoals Technologies Group Inc. Class A	160,035	835
	SM Energy Co.	17,963	812
*	NextDecade Corp.	107,563	779
*	Seadrill Ltd.	18,856	766
	CVR Energy Inc.	28,539	552
	Crescent Energy Co. Class A	34,585	514
*	TETRA Technologies Inc.	116,491	448
	Ramaco Resources Inc. Class A	25,355	323
	Delek US Holdings Inc.	16,204	309
*	Ameresco Inc. Class A	9,994	281
*	Helix Energy Solutions Group Inc.	25,551	273
*	Montauk Renewables Inc.	61,367	271

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*,1	ChargePoint Holdings Inc.	200,216	244
	Northern Oil & Gas Inc.	5,517	240
	Kodiak Gas Services Inc.	5,083	206
	Kinetik Holdings Inc.	3,384	200
*	Nabors Industries Ltd. (XNYS)	2,621	192
	W&T Offshore Inc.	91,569	178
	World Kinect Corp.	5,763	167
	Liberty Energy Inc.	8,545	157
*	REX American Resources Corp.	3,091	134
*,1	Plug Power Inc.	56,432	126
*	Empire Petroleum Corp.	14,309	91
	Berry Corp.	21,457	88
*	EVgo Inc.	11,963	78
*	Natural Gas Services Group Inc.	2,122	59
	Riley Exploration Permian Inc.	1,572	55
	VAALCO Energy Inc.	9,467	48
	Evolution Petroleum Corp.	8,016	47
	Ramaco Resources Inc. Class B	3,777	39
*	DMC Global Inc.	4,726	38
	Diversified Energy Co. plc	2,304	38
*	Drilling Tools International Corp.	6,026	21
*	Verde Clean Fuels Inc.	3,042	13
*	BKV Corp.	443	10
*,1	SolarMax Technology Inc.	2,617	4
			52,767
Financials (8.1%)
	Hamilton Lane Inc. Class A	35,772	6,883
*	MARA Holdings Inc.	208,664	5,722
*	Upstart Holdings Inc.	71,802	5,657
	Piper Sandler Cos.	16,174	5,548
*	Clearwater Analytics Holdings Inc. Class A	164,758	5,114
	Moelis & Co. Class A	65,847	5,069
	First Financial Bankshares Inc.	121,379	5,059
	Selective Insurance Group Inc.	48,193	4,920
	FirstCash Holdings Inc.	35,896	3,908
	StepStone Group Inc. Class A	57,907	3,815
	PJT Partners Inc. Class A	21,986	3,680
*	Oscar Health Inc. Class A	181,277	3,142
*	Baldwin Insurance Group Inc.	61,390	3,006
	Artisan Partners Asset Management Inc. Class A	58,753	2,867
	Cohen & Steers Inc.	25,655	2,685
	Victory Capital Holdings Inc. Class A	38,365	2,666
*	Goosehead Insurance Inc. Class A	20,915	2,638
*	Bancorp Inc.	44,175	2,581
*	Palomar Holdings Inc.	22,774	2,466
	Walker & Dunlop Inc.	21,720	2,393
*	Mr. Cooper Group Inc.	21,743	2,145
*	Lemonade Inc.	39,519	2,047
*	Triumph Financial Inc.	18,840	2,018
*	Trupanion Inc.	30,698	1,637
	Federal Agricultural Mortgage Corp. Class C	7,562	1,614
	WisdomTree Inc.	130,076	1,554
	PennyMac Financial Services Inc.	13,711	1,469
	Live Oak Bancshares Inc.	28,087	1,331
	Virtus Investment Partners Inc.	5,206	1,286
	ServisFirst Bancshares Inc.	13,347	1,278
	Perella Weinberg Partners	48,952	1,257
	HCI Group Inc.	7,706	939
	Brightsphere Investment Group Inc.	25,717	802
*	Root Inc. Class A	8,024	801
*	Coastal Financial Corp.	9,963	763
*	Dave Inc.	7,266	717
	Patria Investments Ltd. Class A	51,118	611
*	Open Lending Corp.	95,408	609
	Pathward Financial Inc.	6,611	555
	P10 Inc. Class A	32,796	462
	AMERISAFE Inc.	7,644	451
*	Axos Financial Inc.	5,438	451
*	Riot Platforms Inc.	35,175	445

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Skyward Specialty Insurance Group Inc.	8,159	441
	Esquire Financial Holdings Inc.	5,630	437
	GCM Grosvenor Inc. Class A	34,669	430
*	LendingTree Inc.	8,651	382
*	World Acceptance Corp.	2,993	362
	Diamond Hill Investment Group Inc.	2,076	343
	Nicolet Bankshares Inc.	2,859	318
	BancFirst Corp.	2,235	282
*	Porch Group Inc.	71,753	263
*	StoneX Group Inc.	2,491	258
	First BanCorp (XNYS)	11,796	244
	Mercury General Corp.	3,093	244
*	NMI Holdings Inc.	5,456	218
	Greene County Bancorp Inc.	6,512	198
	Crawford & Co. Class A	14,393	171
	KKR Real Estate Finance Trust Inc.	14,510	169
	OppFi Inc.	17,819	145
	City Holding Co.	1,040	137
*	American Coastal Insurance Corp. Class C	9,759	134
	First Foundation Inc.	16,490	131
	First Internet Bancorp	2,976	125
	Tiptree Inc.	5,436	124
*	SiriusPoint Ltd.	8,010	124
	Peoples Financial Services Corp.	2,035	112
[1]	B Riley Financial Inc.	18,976	111
	Lakeland Financial Corp.	1,413	104
*	Kingsway Financial Services Inc.	11,812	104
	Universal Insurance Holdings Inc.	4,142	94
*	Bowhead Specialty Holdings Inc.	1,758	65
	Investors Title Co.	217	62
	Shore Bancshares Inc.	3,697	61
	USCB Financial Holdings Inc.	2,696	55
*	First Western Financial Inc.	2,101	47
	Metrocity Bankshares Inc.	1,370	47
	F&G Annuities & Life Inc.	957	46
	Angel Oak Mortgage REIT Inc.	3,769	37
	Value Line Inc.	701	36
	AG Mortgage Investment Trust Inc.	4,346	30
*	Prairie Operating Co.	3,580	30
	Regional Management Corp.	902	28
*	Columbia Financial Inc.	1,447	26
	Alerus Financial Corp.	1,142	25
	Citizens Financial Services Inc.	284	20
	First Business Financial Services Inc.	378	19
	Bank7 Corp.	178	8
	MarketWise Inc.	5,641	3
			111,911
Health Care (23.6%)
*	Insmed Inc.	146,442	11,007
*	Vaxcyte Inc.	111,279	10,498
*	HealthEquity Inc.	78,871	8,009
	Ensign Group Inc.	51,669	7,554
*	Glaukos Corp.	45,595	6,550
*	Lantheus Holdings Inc.	64,154	5,727
*	Hims & Hers Health Inc.	176,834	5,698
*	Blueprint Medicines Corp.	58,605	5,648
*	Halozyme Therapeutics Inc.	116,228	5,602
*	Merit Medical Systems Inc.	53,280	5,536
*	Madrigal Pharmaceuticals Inc.	16,347	5,365
*	REVOLUTION Medicines Inc.	92,629	5,359
*	RadNet Inc.	61,611	5,037
*	Crinetics Pharmaceuticals Inc.	81,784	4,678
*	Krystal Biotech Inc.	23,126	4,566
*	TG Therapeutics Inc.	130,122	4,528
*	Alkermes plc	152,709	4,432
*	Corcept Therapeutics Inc.	75,368	4,347
*	Avidity Biosciences Inc.	100,710	4,334
*	ADMA Biologics Inc.	209,913	4,221
*	Haemonetics Corp.	46,769	4,091

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Guardant Health Inc.	110,010	3,917
*	PROCEPT BioRobotics Corp.	39,480	3,774
*	Arcellx Inc.	40,202	3,541
*	Axsome Therapeutics Inc.	33,971	3,337
*	Biohaven Ltd.	70,034	3,222
*	Rhythm Pharmaceuticals Inc.	51,067	3,168
*	Nuvalent Inc. Class A	32,313	3,124
*	Integer Holdings Corp.	21,790	3,061
*	CorVel Corp.	8,270	3,022
*	Arrowhead Pharmaceuticals Inc.	111,158	2,893
*	Amicus Therapeutics Inc.	273,668	2,731
*	SpringWorks Therapeutics Inc.	63,977	2,654
*	Twist Bioscience Corp.	53,529	2,633
*	Vericel Corp.	45,202	2,628
*	TransMedics Group Inc.	29,877	2,591
*	Inari Medical Inc.	49,251	2,557
*	iRhythm Technologies Inc.	29,109	2,531
*	Protagonist Therapeutics Inc.	54,373	2,382
*	PTC Therapeutics Inc.	53,847	2,363
*	Dyne Therapeutics Inc.	75,101	2,299
*	Catalyst Pharmaceuticals Inc.	104,034	2,296
*	Scholar Rock Holding Corp.	57,383	2,290
*	Edgewise Therapeutics Inc.	67,569	2,230
*	Bridgebio Pharma Inc.	81,511	2,208
*	Iovance Biotherapeutics Inc.	235,562	2,195
*	UFP Technologies Inc.	6,757	2,182
	CONMED Corp.	28,734	2,127
*	Ideaya Biosciences Inc.	77,362	2,117
*	Privia Health Group Inc.	95,018	2,041
	LeMaitre Vascular Inc.	18,879	2,020
*	Novocure Ltd.	99,131	1,987
*	Kymera Therapeutics Inc.	41,389	1,939
*	Tandem Diabetes Care Inc.	60,264	1,846
*	Warby Parker Inc. Class A	81,220	1,831
*	ACADIA Pharmaceuticals Inc.	111,452	1,819
*	Vera Therapeutics Inc.	36,301	1,806
*	Tarsus Pharmaceuticals Inc.	34,277	1,798
*	Option Care Health Inc.	74,899	1,783
*	Astrana Health Inc.	40,109	1,735
*	Mirum Pharmaceuticals Inc.	36,556	1,690
*	Denali Therapeutics Inc.	66,298	1,657
*	Recursion Pharmaceuticals Inc. Class A	231,866	1,639
*	Amphastar Pharmaceuticals Inc.	35,814	1,618
*	Arvinas Inc.	60,031	1,604
*	Apogee Therapeutics Inc.	35,267	1,592
*	Keros Therapeutics Inc.	27,454	1,585
*	RxSight Inc.	33,415	1,566
*	Geron Corp. (XNGS)	376,780	1,552
	Concentra Group Holdings Parent Inc.	70,697	1,543
*	Immunovant Inc.	54,109	1,526
	Select Medical Holdings Corp.	68,895	1,454
*	BioCryst Pharmaceuticals Inc.	192,638	1,445
*	Ocular Therapeutix Inc.	145,092	1,435
*	Summit Therapeutics Inc. (XNMS)	77,245	1,426
*	Evolent Health Inc. Class A	107,491	1,389
	US Physical Therapy Inc.	13,951	1,378
*	Celldex Therapeutics Inc.	49,236	1,351
*	STAAR Surgical Co.	46,187	1,344
*	Arcutis Biotherapeutics Inc.	99,032	1,291
*	MannKind Corp.	189,895	1,287
*	Syndax Pharmaceuticals Inc.	76,921	1,286
*	Praxis Precision Medicines Inc.	16,038	1,286
*	Dynavax Technologies Corp.	98,354	1,265
*	Ardelyx Inc.	217,016	1,230
*	Progyny Inc.	78,687	1,225
*	Harrow Inc.	28,462	1,193
*	Janux Therapeutics Inc.	26,073	1,179
*	Alignment Healthcare Inc.	93,168	1,175
*	Soleno Therapeutics Inc.	21,521	1,134
*	Phreesia Inc.	51,601	1,085

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	AtriCure Inc.	28,810	1,042
*	Amneal Pharmaceuticals Inc.	124,224	1,027
*	Alphatec Holdings Inc.	95,947	1,006
*	Harmony Biosciences Holdings Inc.	28,113	975
*	BrightSpring Health Services Inc.	50,130	967
*	Avadel Pharmaceuticals plc	86,055	952
*	WaVe Life Sciences Ltd.	61,887	934
*	CG oncology Inc.	26,762	930
*	Collegium Pharmaceutical Inc.	30,260	923
*	Viridian Therapeutics Inc.	42,763	922
*	Nurix Therapeutics Inc.	40,979	906
*	Novavax Inc.	101,547	885
*	Rocket Pharmaceuticals Inc.	61,385	883
*	Brookdale Senior Living Inc.	152,822	868
*	Artivion Inc.	28,109	830
*	Pennant Group Inc.	26,581	829
*	BioLife Solutions Inc.	30,029	825
*	Aurinia Pharmaceuticals Inc.	91,745	813
*	Waystar Holding Corp.	26,265	811
*	Addus HomeCare Corp.	6,425	789
*	Arcus Biosciences Inc.	50,685	783
*	Neumora Therapeutics Inc.	78,111	776
*	Kiniksa Pharmaceuticals International plc	34,753	767
*	Enliven Therapeutics Inc.	31,029	756
*	Cogent Biosciences Inc.	79,445	755
*	Kura Oncology Inc.	67,477	745
*	Evolus Inc.	51,491	705
*	ANI Pharmaceuticals Inc.	12,251	701
*	Avid Bioservices Inc.	54,685	672
*	ARS Pharmaceuticals Inc.	45,814	665
*	Xencor Inc.	25,456	652
*	Immunome Inc.	47,997	650
*	Liquidia Corp.	53,623	619
*	agilon health Inc.	287,426	601
*	Day One Biopharmaceuticals Inc.	43,175	601
*	Maravai LifeSciences Holdings Inc. Class A	102,860	583
*	PACS Group Inc.	36,645	579
*	Cullinan Therapeutics Inc.	42,826	576
*	Axogen Inc.	39,547	550
*	Mind Medicine MindMed Inc.	67,209	549
*,1	ImmunityBio Inc.	105,279	531
*	Taysha Gene Therapies Inc.	161,396	523
*	Cytokinetics Inc.	9,948	516
*	MiMedx Group Inc.	52,141	482
*	ArriVent Biopharma Inc.	15,994	479
*	CorMedix Inc.	46,614	460
*	AnaptysBio Inc.	18,258	456
*	LifeStance Health Group Inc.	60,045	452
*	Paragon 28 Inc.	43,600	449
*	Arbutus Biopharma Corp.	128,477	445
*	Xeris Biopharma Holdings Inc.	130,314	427
*	SI-BONE Inc.	30,680	416
*	AdaptHealth Corp.	41,151	413
*	Y-mAbs Therapeutics Inc.	34,268	408
	iRadimed Corp.	7,546	407
*	Stoke Therapeutics Inc.	33,213	402
*	Talkspace Inc.	114,280	391
*	Capricor Therapeutics Inc.	20,334	387
*	Treace Medical Concepts Inc.	45,478	387
*	Prothena Corp. plc	23,097	374
*	Astria Therapeutics Inc.	35,587	370
*,1	Humacyte Inc.	81,948	370
*,1	Pulse Biosciences Inc.	17,026	364
*	KalVista Pharmaceuticals Inc.	35,836	360
*	ChromaDex Corp.	45,549	352
*	Revance Therapeutics Inc.	97,236	351
*	Arcturus Therapeutics Holdings Inc.	18,971	348
*	Rigel Pharmaceuticals Inc.	12,524	346
*,1	UroGen Pharma Ltd.	27,039	343
*	Sana Biotechnology Inc.	123,297	343

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Akero Therapeutics Inc.	10,590	340
*	Surmodics Inc.	8,233	325
*	Cerus Corp.	167,767	310
*,1	Nano-X Imaging Ltd.	47,786	309
*	Altimmune Inc.	35,919	308
*	Avita Medical Inc.	23,750	304
*	Celcuity Inc.	23,368	299
*	Tyra Biosciences Inc.	18,979	298
	Patterson Cos. Inc.	13,708	295
*	Teladoc Health Inc.	24,663	295
*	Savara Inc.	85,423	287
	National Research Corp.	14,246	280
*	Viemed Healthcare Inc.	31,879	276
	HealthStream Inc.	7,752	257
*	CareDx Inc.	10,405	255
*	Semler Scientific Inc.	4,410	251
*	Larimar Therapeutics Inc.	39,104	248
*	Jasper Therapeutics Inc.	10,528	240
*	4D Molecular Therapeutics Inc.	30,310	238
*	Castle Biosciences Inc.	7,745	234
*,1	Ocugen Inc.	237,849	234
	SIGA Technologies Inc.	31,685	231
*	Pulmonx Corp.	35,214	227
*	Community Health Systems Inc.	63,349	218
*	Omeros Corp.	17,729	201
*	Alector Inc.	75,159	195
*	Aveanna Healthcare Holdings Inc.	33,511	195
*	Zevra Therapeutics Inc.	20,654	193
*	Verastem Inc.	35,704	191
*	CVRx Inc.	12,346	189
*	Accuray Inc.	83,712	187
*	EyePoint Pharmaceuticals Inc.	21,017	186
*	Biomea Fusion Inc.	25,673	186
*	Inmode Ltd.	9,326	182
*	Anavex Life Sciences Corp.	18,759	177
*	Perspective Therapeutics Inc.	40,659	177
*	Tango Therapeutics Inc.	44,741	176
*	MacroGenics Inc.	48,440	174
*	Sera Prognostics Inc. Class A	25,652	173
*	Prime Medicine Inc.	52,730	173
*	Lexeo Therapeutics Inc.	20,627	170
*	Poseida Therapeutics Inc.	18,186	169
*	NeoGenomics Inc.	9,473	168
*	MeiraGTx Holdings plc	24,517	166
*	Absci Corp.	54,424	166
*	InfuSystem Holdings Inc.	18,161	162
*	LivaNova plc	3,042	160
*	Ironwood Pharmaceuticals Inc.	44,566	157
*	Biote Corp. Class A	23,791	157
*	XOMA Royalty Corp.	4,662	156
*	Bioventus Inc. Class A	12,573	154
*	ProKidney Corp.	75,296	151
*,1	Cassava Sciences Inc.	37,819	145
*	Owens & Minor Inc.	10,652	143
*	Sanara Medtech Inc.	3,824	139
*	Esperion Therapeutics Inc.	47,780	134
*	NeuroPace Inc.	12,690	134
*	LifeMD Inc.	20,017	132
*,1	IGM Biosciences Inc.	12,937	130
*	Sight Sciences Inc.	32,658	130
*	ORIC Pharmaceuticals Inc.	13,047	129
*	Neurogene Inc.	5,046	128
*	Disc Medicine Inc.	2,001	127
*	Mersana Therapeutics Inc.	55,163	126
*,1	Cartesian Therapeutics Inc.	6,716	126
*	Zura Bio Ltd.	40,974	125
*	MediWound Ltd.	7,160	125
*	Supernus Pharmaceuticals Inc.	3,363	123
*	Ardent Health Partners Inc.	7,725	123
*	GeneDx Holdings Corp.	1,526	120

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Joint Corp.	10,122	118
*,1	Zynex Inc.	14,208	118
*	Foghorn Therapeutics Inc.	14,238	114
*	Stereotaxis Inc.	47,101	113
*	Standard BioTools Inc.	60,762	112
*	TScan Therapeutics Inc.	23,262	111
*	Applied Therapeutics Inc.	53,991	110
*,1	ADC Therapeutics SA	45,463	110
*	Rapport Therapeutics Inc.	4,832	110
	Embecta Corp.	5,173	108
	Phibro Animal Health Corp. Class A	4,574	107
*	Corbus Pharmaceuticals Holdings Inc.	5,820	104
*	Olema Pharmaceuticals Inc.	9,611	97
*	ModivCare Inc.	5,158	97
*	Aquestive Therapeutics Inc.	18,774	96
*	Trevi Therapeutics Inc.	33,464	96
*	scPharmaceuticals Inc.	26,374	95
*	Inhibrx Biosciences Inc.	6,233	95
*	Fulcrum Therapeutics Inc.	24,513	94
*	Artiva Biotherapeutics Inc.	7,316	93
*	Accolade Inc.	22,991	89
*	AirSculpt Technologies Inc.	12,880	88
*	OptimizeRx Corp.	15,991	87
*,1	Candel Therapeutics Inc.	18,410	87
*	Innoviva Inc.	4,461	85
*	Achieve Life Sciences Inc.	19,386	85
*	Spyre Therapeutics Inc.	2,995	85
*,1	Greenwich Lifesciences Inc.	5,546	79
*	Korro Bio Inc.	1,512	79
*	Lineage Cell Therapeutics Inc.	133,939	77
*	DocGo Inc.	17,285	75
*	Mineralys Therapeutics Inc.	5,859	75
*	Fibrobiologics Inc.	25,663	67
*	Black Diamond Therapeutics Inc.	24,877	66
*	PepGen Inc.	12,791	65
*	Alumis Inc.	6,888	64
*,1	Inmune Bio Inc.	12,429	63
*	Ovid therapeutics Inc.	54,649	62
*	X4 Pharmaceuticals Inc.	156,189	61
*	Phathom Pharmaceuticals Inc.	6,842	61
*	Quanterix Corp.	4,650	57
*	Cargo Therapeutics Inc.	3,158	57
*	Kyverna Therapeutics Inc.	9,475	55
*	CervoMed Inc.	5,026	54
*	Pacira BioSciences Inc.	3,143	53
*	Akoya Biosciences Inc.	24,112	53
*	Alto Neuroscience Inc.	11,947	53
*	Orchestra BioMed Holdings Inc.	9,242	52
*	Tenaya Therapeutics Inc.	14,159	51
*	Fractyl Health Inc.	18,999	49
*	Contineum Therapeutics Inc. Class A	3,136	47
*	Puma Biotechnology Inc.	13,528	46
*	ALX Oncology Holdings Inc.	30,686	45
*	Sonida Senior Living Inc.	1,708	44
*	Health Catalyst Inc.	4,821	43
*	Actinium Pharmaceuticals Inc.	28,162	41
*	Anika Therapeutics Inc.	2,272	40
*	OmniAb Inc.	10,112	40
*	Dianthus Therapeutics Inc.	1,646	39
*	Akebia Therapeutics Inc.	17,997	37
*	Cardiff Oncology Inc.	13,975	36
*	Enhabit Inc.	4,527	35
*	Codexis Inc.	7,484	34
*	Cabaletta Bio Inc.	8,944	34
*	Coherus Biosciences Inc.	26,719	33
*	Galectin Therapeutics Inc.	11,458	33
*	Lexicon Pharmaceuticals Inc.	40,940	33
*	Aerovate Therapeutics Inc.	11,673	31
*	Fennec Pharmaceuticals Inc.	4,789	29
*	Shattuck Labs Inc.	24,363	27

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Innovage Holding Corp.	5,504	27
*	Atossa Therapeutics Inc.	20,210	26
*	Organogenesis Holdings Inc.	6,437	25
*	Regulus Therapeutics Inc.	14,842	24
*	Aldeyra Therapeutics Inc.	4,719	23
*	Renovaro Inc.	28,713	22
*	Harvard Bioscience Inc.	9,903	22
*,1	Verrica Pharmaceuticals Inc.	17,591	22
*	Elevation Oncology Inc.	29,435	19
*,1,3	Tobira Therapeutics Inc. CVR	3,989	18
*	Terns Pharmaceuticals Inc.	2,837	18
*	Outlook Therapeutics Inc.	8,451	17
*	Zenas Biopharma Inc.	1,342	15
*	Werewolf Therapeutics Inc.	7,064	14
*,1	Tevogen Bio Holdings Inc.	10,372	14
*,3	Inhibrx Inc.	20,465	13
*	Bicara Therapeutics Inc.	631	13
*,1	Heron Therapeutics Inc.	10,266	12
*	HilleVax Inc.	5,981	12
*	Upstream Bio Inc.	542	12
*	Solid Biosciences Inc.	2,001	11
*	Skye Bioscience Inc.	2,424	11
*	Boundless Bio Inc.	3,562	10
*	Precigen Inc.	9,310	9
*	Quipt Home Medical Corp.	3,296	9
*	Telomir Pharmaceuticals Inc.	2,168	9
*	MBX Biosciences Inc.	453	9
*	Ceribell Inc.	317	9
*	Gyre Therapeutics Inc.	631	8
*	Agenus Inc.	2,451	8
*	Metagenomi Inc.	3,549	7
*	BioAge Labs Inc.	355	7
*	908 Devices Inc.	2,083	6
*	Lyra Therapeutics Inc.	21,987	5
*	Climb Bio Inc.	1,588	5
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $90)	8,622	5
*	Septerna Inc.	179	5
*	CAMP4 Therapeutics Corp.	444	2
*,1	Conduit Pharmaceuticals Inc.	13,005	1
*,3	Prevail Therapeutics CVR	58	—
*,3	OmniAb Inc. 12.5 Earnout	532	—
*,3	OmniAb Inc. 15 Earnout	532	—
			325,821
Industrials (25.7%)
	FTAI Aviation Ltd.	94,640	15,977
	Applied Industrial Technologies Inc.	35,812	9,838
*	Rocket Lab USA Inc.	324,214	8,845
*	Fluor Corp.	145,848	8,186
*	Chart Industries Inc.	40,057	7,741
*	SPX Technologies Inc.	41,954	7,402
*	ExlService Holdings Inc.	146,318	6,783
*	Modine Manufacturing Co.	48,146	6,538
	CSW Industrials Inc.	15,434	6,519
*	Beacon Roofing Supply Inc.	55,372	6,258
	Herc Holdings Inc.	26,229	6,085
	Badger Meter Inc.	27,368	5,934
	Moog Inc. Class A	26,470	5,857
*	ACI Worldwide Inc.	98,213	5,580
	Watts Water Technologies Inc. Class A	25,515	5,506
*	Sterling Infrastructure Inc.	28,191	5,482
*	Knife River Corp.	52,965	5,482
	Federal Signal Corp.	56,022	5,457
	Installed Building Products Inc.	22,336	5,109
	Zurn Elkay Water Solutions Corp.	127,011	5,058
*	Dycom Industries Inc.	26,461	4,794
*	AeroVironment Inc.	24,394	4,745
*	Bloom Energy Corp. Class A	169,433	4,651
	Exponent Inc.	47,088	4,648
*	Itron Inc.	38,678	4,585

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
	Franklin Electric Co. Inc.	42,215	4,572
	Kadant Inc.	10,925	4,510
	Maximus Inc.	56,826	4,234
*	Construction Partners Inc. Class A	40,028	4,067
	Brink's Co.	41,856	4,048
	Primoris Services Corp.	45,943	3,846
*	RXO Inc.	126,481	3,813
*	CBIZ Inc.	44,665	3,688
*	Verra Mobility Corp.	155,189	3,672
	Mueller Water Products Inc. Class A	144,785	3,625
	Atmus Filtration Technologies Inc.	78,085	3,380
*	GMS Inc.	33,599	3,372
	Granite Construction Inc.	33,804	3,359
*,1	Joby Aviation Inc.	374,832	3,355
	EnerSys	34,212	3,307
	Atkore Inc.	34,257	3,231
*	Aurora Innovation Inc.	471,611	3,051
	Griffon Corp.	35,070	2,956
*	Remitly Global Inc.	137,175	2,820
	TriNet Group Inc.	29,808	2,785
	McGrath RentCorp.	22,765	2,774
	Patrick Industries Inc.	20,153	2,708
	Insperity Inc.	33,501	2,642
	Trinity Industries Inc.	70,000	2,639
	Boise Cascade Co.	17,584	2,595
*	Flywire Corp.	112,393	2,552
	ArcBest Corp.	21,920	2,527
*	OSI Systems Inc.	14,230	2,524
	Belden Inc.	20,199	2,472
	Enerpac Tool Group Corp.	50,712	2,447
	ICF International Inc.	17,406	2,412
*	MYR Group Inc.	15,258	2,409
*	Leonardo DRS Inc.	68,487	2,381
*	IES Holdings Inc.	7,659	2,373
	Powell Industries Inc.	8,695	2,325
*	WNS Holdings Ltd.	42,133	2,285
*	NCR Atleos Corp.	67,158	2,203
*	Payoneer Global Inc.	200,921	2,192
	EVERTEC Inc.	60,031	2,161
	AZZ Inc.	22,599	2,105
*	Huron Consulting Group Inc.	16,352	2,008
*	Upwork Inc.	116,175	1,972
*,1	Archer Aviation Inc. Class A	205,823	1,970
	Alamo Group Inc.	9,542	1,908
*	AvidXchange Holdings Inc.	161,904	1,852
	Argan Inc.	11,540	1,800
	ESCO Technologies Inc.	11,814	1,753
	Standex International Corp.	8,273	1,720
	Tecnoglass Inc.	20,933	1,697
*	Kratos Defense & Security Solutions Inc.	61,210	1,658
	H&E Equipment Services Inc.	27,672	1,653
	United States Lime & Minerals Inc.	9,788	1,498
*	Marqeta Inc. Class A	375,020	1,455
	Otter Tail Corp.	17,247	1,391
*,1	Enovix Corp.	142,799	1,321
*	StoneCo. Ltd. Class A	138,751	1,315
	Napco Security Technologies Inc.	32,865	1,289
*	Blue Bird Corp.	30,004	1,220
	CRA International Inc.	6,136	1,197
	REV Group Inc.	37,319	1,158
	Helios Technologies Inc.	21,162	1,107
	HB Fuller Co.	14,358	1,104
	Kforce Inc.	17,398	1,044
*	Legalzoom.com Inc.	128,483	1,019
*	Janus International Group Inc.	132,675	992
*	Gibraltar Industries Inc.	13,573	983
*	Limbach Holdings Inc.	9,550	950
*	Donnelley Financial Solutions Inc.	15,470	932
	Barrett Business Services Inc.	21,684	930
*	AMN Healthcare Services Inc.	35,343	920

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Transcat Inc.	8,404	882
*	Cimpress plc	10,934	878
*	CECO Environmental Corp.	27,271	874
*	ASGN Inc.	9,367	858
	Gorman-Rupp Co.	19,507	831
*	Energy Recovery Inc.	52,900	823
*	Sezzle Inc.	1,932	819
	Cadre Holdings Inc.	24,237	809
	Hillenbrand Inc.	22,037	750
*	Moneylion Inc.	7,895	724
	Tennant Co.	7,834	692
*	PagSeguro Digital Ltd. Class A	91,915	675
	Lindsay Corp.	5,030	668
*	First Advantage Corp.	33,201	638
*	Vicor Corp.	11,699	623
*	International Money Express Inc.	29,474	621
*	ZipRecruiter Inc. Class A	67,084	594
	Albany International Corp. Class A	7,127	591
*	Montrose Environmental Group Inc.	29,658	558
	Apogee Enterprises Inc.	6,491	547
	Ardagh Metal Packaging SA	134,647	496
*	Evolv Technologies Holdings Inc.	121,422	492
	Cass Information Systems Inc.	10,712	481
*	Cantaloupe Inc.	51,539	468
	Douglas Dynamics Inc.	17,740	459
*	AAR Corp.	6,478	450
*	Graham Corp.	9,527	427
	Dorian LPG Ltd.	16,998	416
	Flex LNG Ltd.	17,159	414
*	Mirion Technologies Inc.	24,138	407
	Myers Industries Inc.	34,130	396
	Enpro Inc.	2,073	392
*	Franklin Covey Co.	10,551	384
	LSI Industries Inc.	18,131	371
	Hyster-Yale Inc.	6,460	363
	Pitney Bowes Inc.	44,199	356
*	Hillman Solutions Corp.	31,197	356
*	Distribution Solutions Group Inc.	8,718	341
*	Bowman Consulting Group Ltd.	12,390	339
*,1	Spire Global Inc.	20,732	339
[1]	CompoSecure Inc. Class A	19,746	315
*	Byrna Technologies Inc.	16,081	311
*	JELD-WEN Holding Inc.	27,593	300
	Werner Enterprises Inc.	7,312	299
*	PureCycle Technologies Inc.	21,537	286
	VSE Corp.	2,350	276
	John Bean Technologies Corp.	2,068	261
*	Target Hospitality Corp.	30,618	253
*	Centuri Holdings Inc.	12,713	252
	SFL Corp. Ltd.	23,101	243
*	CryoPort Inc.	33,219	235
	Insteel Industries Inc.	7,861	232
	Heartland Express Inc.	17,645	225
*	NV5 Global Inc.	9,768	213
*	Smith-Midland Corp.	4,180	205
	Marten Transport Ltd.	11,316	197
	Karat Packaging Inc.	6,352	196
	Alta Equipment Group Inc.	24,686	195
	Mesa Laboratories Inc.	1,597	187
*	Custom Truck One Source Inc.	31,291	187
*	Aspen Aerogels Inc.	11,912	176
	Himalaya Shipping Ltd.	25,897	161
*	Priority Technology Holdings Inc.	16,715	155
*	CPI Card Group Inc.	4,450	147
*	Performant Financial Corp.	45,107	142
	Quad/Graphics Inc.	18,229	132
*	Eve Holding Inc.	28,571	120
*	Sky Harbour Group Corp.	10,541	119
	Universal Logistics Holdings Inc.	2,229	116
	Park Aerospace Corp.	7,446	114

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Ispire Technology Inc.	17,755	109
*	SoundThinking Inc.	8,276	107
*	Taylor Devices Inc.	2,207	106
*	Paysign Inc.	30,628	104
*	CS Disco Inc.	17,161	102
*	Thermon Group Holdings Inc.	3,183	100
*	American Woodmark Corp.	887	81
*	Redwire Corp.	5,640	79
*	VirTra Inc.	9,834	77
	Covenant Logistics Group Inc.	1,299	75
	EVI Industries Inc.	3,815	75
*	DXP Enterprises Inc.	1,001	73
	Hirequest Inc.	4,186	64
	Pactiv Evergreen Inc.	4,401	60
*	374Water Inc.	59,465	59
*	Standardaero Inc.	1,835	53
	Miller Industries Inc.	615	45
*	Proficient Auto Logistics Inc.	4,131	43
*	Orion Group Holdings Inc.	4,299	37
	Costamare Inc.	2,720	36
*	Amprius Technologies Inc.	16,270	35
*	Hudson Technologies Inc.	5,771	34
*	I3 Verticals Inc. Class A	1,259	31
	Shyft Group Inc.	1,900	27
	Allient Inc.	742	19
	Preformed Line Products Co.	141	19
*	Mayville Engineering Co. Inc.	1,064	18
*	Intuitive Machines Inc.	1,105	18
*	Atlanticus Holdings Corp.	254	15
*	PAM Transportation Services Inc.	556	11
*	Virgin Galactic Holdings Inc.	1,388	10
*	Ultralife Corp.	1,129	9
*	Bridger Aerospace Group Holdings Inc.	2,805	8
			355,884
Other (0.0%)[5]
*,3	Aduro Biotech Inc. CVR	9,451	2
*,1,3	GTX Inc. CVR	530	—
			2
Real Estate (1.5%)
	Ryman Hospitality Properties Inc.	54,620	6,404
*	Compass Inc. Class A	353,137	2,504
	St. Joe Co.	33,573	1,715
	Tanger Inc.	38,921	1,439
	eXp World Holdings Inc.	76,341	1,057
*	Redfin Corp.	109,417	1,038
	Outfront Media Inc.	54,006	1,037
	Phillips Edison & Co. Inc.	16,774	663
*	Apartment Investment & Management Co. Class A	64,058	566
	DigitalBridge Group Inc.	39,165	513
*	Real Brokerage Inc.	89,310	470
	Alexander's Inc.	2,018	451
	CBL & Associates Properties Inc.	14,531	449
	Universal Health Realty Income Trust	9,919	418
	Saul Centers Inc.	8,807	362
	CareTrust REIT Inc.	12,078	360
	NETSTREIT Corp.	14,193	230
	UMH Properties Inc.	9,144	176
*	Maui Land & Pineapple Co. Inc.	6,591	160
	Postal Realty Trust Inc. Class A	7,545	107
	Gladstone Commercial Corp.	5,645	99
*	Opendoor Technologies Inc.	29,432	69
	Strawberry Fields REIT Inc.	5,403	68
*	Forestar Group Inc.	2,094	63
	Armada Hoffler Properties Inc.	4,394	49
	Clipper Realty Inc.	9,271	47
	Community Healthcare Trust Inc.	1,926	36
*	FrontView REIT Inc.	719	14
*	Offerpad Solutions Inc.	1,543	8
			20,572

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
Technology (17.1%)
*	Fabrinet	33,987	7,973
*,1	IonQ Inc.	184,870	6,748
*	SPS Commerce Inc.	34,657	6,691
*	CommVault Systems Inc.	37,931	6,509
*	Credo Technology Group Holding Ltd.	119,966	5,874
*	Rambus Inc.	101,398	5,862
*	Q2 Holdings Inc.	54,825	5,742
*	Altair Engineering Inc. Class A	53,242	5,623
*	Novanta Inc.	33,425	5,581
*	Qualys Inc.	34,589	5,313
*	Varonis Systems Inc.	102,706	5,131
*	Tenable Holdings Inc.	109,881	4,613
*	Box Inc. Class A	131,160	4,602
*	Workiva Inc.	47,070	4,578
*	Impinj Inc.	21,362	4,106
*	Insight Enterprises Inc.	25,995	4,067
	Advanced Energy Industries Inc.	34,897	4,015
*	Semtech Corp.	60,376	3,866
*	Sitime Corp.	17,132	3,638
*	Zeta Global Holdings Corp. Class A	166,595	3,548
	Power Integrations Inc.	52,749	3,456
*	Blackline Inc.	53,811	3,337
*	Silicon Laboratories Inc.	29,880	3,306
*	Blackbaud Inc.	38,486	3,230
*	Cargurus Inc.	82,328	3,114
*	Freshworks Inc. Class A	192,437	3,077
*	Cleanspark Inc.	213,149	3,059
*	Alarm.com Holdings Inc.	45,011	2,932
*	C3.ai Inc. Class A	78,713	2,927
*	FormFactor Inc.	72,197	2,892
*	Agilysys Inc.	21,019	2,823
*	Vertex Inc. Class A	50,608	2,745
	Progress Software Corp.	39,630	2,711
*	PAR Technology Corp.	31,962	2,593
*,1	SoundHound AI Inc. Class A	272,336	2,535
*	Rapid7 Inc.	57,628	2,455
	Kulicke & Soffa Industries Inc.	50,397	2,440
*	Braze Inc. Class A	61,397	2,439
*	Yelp Inc.	61,190	2,339
*	Core Scientific Inc.	130,313	2,330
*	DigitalOcean Holdings Inc.	61,097	2,327
*	Intapp Inc.	36,337	2,273
*	Axcelis Technologies Inc.	30,335	2,252
	Clear Secure Inc. Class A	81,667	2,114
*	AvePoint Inc.	118,122	2,085
*	Alkami Technology Inc.	48,644	1,920
*	LiveRamp Holdings Inc.	61,507	1,867
*	PagerDuty Inc.	85,803	1,822
*	NCR Voyix Corp.	122,925	1,784
*	Magnite Inc.	104,352	1,752
*	Terawulf Inc.	203,010	1,602
*	Ultra Clean Holdings Inc.	41,250	1,585
	CSG Systems International Inc.	27,583	1,512
*	Sprout Social Inc. Class A	46,089	1,476
*	Appian Corp. Class A	37,607	1,423
*	ePlus Inc.	16,496	1,334
*	Ambarella Inc.	18,545	1,327
*	Zuora Inc. Class A	130,370	1,295
*	Plexus Corp.	7,563	1,243
*	Veeco Instruments Inc.	43,841	1,222
*	Xometry Inc. Class A	39,169	1,216
*	NextNav Inc.	69,914	1,216
	CTS Corp.	21,826	1,198
*	Schrodinger Inc.	52,059	1,175
*	Matterport Inc.	246,896	1,175
*	Asana Inc. Class A	75,588	1,157
	A10 Networks Inc.	66,003	1,125
*	Jamf Holding Corp.	76,525	1,117
*	Blend Labs Inc. Class A	215,102	1,099

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	MaxLinear Inc.	70,264	1,063
	Adeia Inc.	85,435	1,035
*	Innodata Inc.	25,139	1,033
*	PROS Holdings Inc.	42,697	989
*	Sprinklr Inc. Class A	118,214	974
*	PDF Solutions Inc.	28,965	915
*	Fastly Inc. Class A	95,454	809
*	Yext Inc.	97,567	806
	Sapiens International Corp. NV	28,623	782
*	TechTarget Inc.	24,141	775
*	Applied Digital Corp.	75,998	768
*	Cipher Mining Inc.	113,639	761
*	Couchbase Inc.	36,132	741
*	Amplitude Inc. Class A	71,439	739
*	Grid Dynamics Holdings Inc.	40,301	737
*	N-able Inc.	66,500	694
	Hackett Group Inc.	21,292	667
*	PubMatic Inc. Class A	38,858	620
	Shutterstock Inc.	18,330	581
*	OneSpan Inc.	32,011	580
*	ACM Research Inc. Class A	32,438	558
*	CEVA Inc.	18,405	547
	Climb Global Solutions Inc.	3,900	525
*	NerdWallet Inc. Class A	37,037	519
*	Ibotta Inc. Class A	7,066	517
*	Weave Communications Inc.	36,562	500
*	Photronics Inc.	19,534	487
*	BigCommerce Holdings Inc. Series 1	65,517	483
	Simulations Plus Inc.	14,755	469
*	SEMrush Holdings Inc. Class A	34,042	463
*	Digimarc Corp.	13,339	452
*	Enfusion Inc. Class A	45,520	452
*	EverQuote Inc. Class A	23,454	450
*	Bandwidth Inc. Class A	20,532	432
*	Mitek Systems Inc.	42,984	401
*	Red Violet Inc.	10,260	378
*	MeridianLink Inc.	15,143	354
*	Mediaalpha Inc. Class A	27,937	353
	NVE Corp.	4,482	346
*	Olo Inc. Class A	47,402	346
*	Grindr Inc.	22,817	344
*	Ichor Holdings Ltd.	9,693	318
*,1	Aehr Test Systems	25,721	306
*	Domo Inc. Class B	31,436	294
*	Diodes Inc.	4,484	291
*	Getty Images Holdings Inc.	93,263	272
*	Viant Technology Inc. Class A	14,320	270
*	Vivid Seats Inc. Class A	71,318	255
	ReposiTrak Inc.	10,898	250
*	indie Semiconductor Inc. Class A	47,277	247
*	Backblaze Inc. Class A	37,098	241
*	Eventbrite Inc. Class A	65,661	231
*	Arteris Inc.	25,650	223
*	Life360 Inc.	4,404	217
*	Synaptics Inc.	2,680	215
*	SkyWater Technology Inc.	25,323	201
*	Kaltura Inc.	88,623	197
*	AudioEye Inc.	6,757	182
*	EverCommerce Inc.	14,463	176
*,1	BigBear.ai Holdings Inc.	70,636	162
*	D-Wave Quantum Inc.	44,195	133
*	Tucows Inc. Class A	7,411	131
*,1	Groupon Inc.	10,557	99
*	QuickLogic Corp.	12,817	98
*	eGain Corp.	17,854	95
*,1	MicroVision Inc.	102,965	93
*	Everspin Technologies Inc.	15,121	93
*	WM Technology Inc.	77,562	92
*	Daktronics Inc.	4,915	76
*	Bumble Inc. Class A	8,365	73

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
*	Ouster Inc.	6,963	69
*	Rekor Systems Inc.	64,358	63
*	FiscalNote Holdings Inc.	55,971	49
*	Navitas Semiconductor Corp.	16,802	46
*	Silvaco Group Inc.	4,590	38
*,1	iLearningEngines Holdings Inc.	27,246	38
*	Innovid Corp.	11,275	34
*	nLight Inc.	2,389	26
*	DLH Holdings Corp.	2,779	24
*	System1 Inc.	21,745	23
*,1	Airship AI Holdings Inc.	6,627	21
*	1stdibs.com Inc.	5,204	20
*	GCT Semiconductor Holding Inc.	7,035	18
*	Rimini Street Inc.	6,926	15
*	Onestream Inc.	507	15
*	Ingram Micro Holding Corp.	580	14
			237,002
Telecommunications (1.1%)
	InterDigital Inc.	23,560	4,617
	Cogent Communications Holdings Inc.	41,072	3,376
*	Harmonic Inc.	103,082	1,321
*	Calix Inc.	40,426	1,315
*,1	Infinera Corp.	189,028	1,249
*	Globalstar Inc.	575,280	1,122
*	Extreme Networks Inc.	62,684	1,041
	IDT Corp. Class B	10,280	531
*	8x8 Inc.	120,153	372
*	Lightwave Logic Inc.	111,597	320
*	Anterix Inc.	8,352	290
*	Gogo Inc.	25,629	206
*	Ooma Inc.	3,134	46
*	fuboTV Inc.	21,531	35
			15,841
Utilities (1.0%)
*	Casella Waste Systems Inc. Class A	57,467	6,506
*,1	NuScale Power Corp.	73,674	2,185
	American States Water Co.	19,518	1,665
	MGE Energy Inc.	14,535	1,516
	California Water Service Group	14,278	731
*	Perma-Fix Environmental Services Inc.	13,404	191
*	Cadiz Inc.	39,833	177
	Global Water Resources Inc.	10,774	144
	Middlesex Water Co.	2,082	136
*	Quest Resource Holding Corp.	16,020	117
	Consolidated Water Co. Ltd.	3,392	91
	Genie Energy Ltd. Class B	5,335	81
	York Water Co.	1,738	62
	Aris Water Solutions Inc. Class A	1,680	45
*	Arq Inc.	2,682	21
*,1	NANO Nuclear Energy Inc.	600	17
			13,685
Total Common Stocks (Cost $1,007,146)			1,382,594
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/26/29	401	4
*,1	Pulse Biosciences Inc. Exp. 6/27/29	401	4
Total Warrants (Cost $—)			8

Vanguard® Russell 2000 Growth Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[6,7]	Vanguard Market Liquidity Fund, 4.651% (Cost $16,348)	163,538	16,352
Total Investments (101.1%) (Cost $1,023,494)			1,398,954
Other Assets and Liabilities—Net (-1.1%)			(15,476)
Net Assets (100%)			1,383,478
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,759,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $1,024,000, representing 0.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $5,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $15,868,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	7	856	40
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Russell 2000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,382,556	5	33	1,382,594
Warrants	—	8	—	8
Temporary Cash Investments	16,352	—	—	16,352
Total	1,398,908	13	33	1,398,954
Derivative Financial Instruments
Assets
Futures Contracts[1]	40	—	—	40
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.